Schedule of Investments
September 30, 2020
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–97.59%
Collateralized Mortgage Obligations–15.68%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$491,635	$493,807
3.27%, 02/25/2029	5,000,000	5,761,153
Fannie Mae REMICs,
3.00%, 10/25/2025	3,829	3,834
2.50%, 03/25/2026	12,766	12,799
7.00%, 09/18/2027	129,583	143,477
1.50%, 01/25/2028	2,266,491	2,298,716
6.50%, 03/25/2032	447,617	527,362
5.75%, 10/25/2035	144,507	162,438
0.45% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	1,599,246	1,603,761
4.25%, 02/25/2037	106,438	107,835
0.60% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	739,836	745,804
6.60%, 06/25/2039(b)	1,978,387	2,372,777
0.65%, 03/25/2040 to 05/25/2041	1,378,772	1,384,310
4.00%, 07/25/2040	1,329,859	1,462,742
0.70% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	1,350,878	1,356,920
0.67% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	1,288,697	1,297,888
0.48% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	1,322,984	1,322,387
0.64% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	2,523,458	2,535,795
0.58% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	3,026,189	3,027,228
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K714, Class A2, 3.03%, 10/25/2020(b)	24,281	24,278
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	5,375,949
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	5,513,062
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	5,331,214
Series K093, Class A1, 2.76%, 12/25/2028	1,940,455	2,131,179
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	5,715,343
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 04/15/2026	$5,902	$5,923
0.65%, 12/15/2035 to 03/15/2040	2,737,402	2,753,218
0.45%, 03/15/2036 to 09/15/2044	5,397,692	5,390,149
0.51% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,857,943	1,827,488
0.52% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	835,740	840,619
0.55%, 05/15/2037 to 06/15/2037	1,323,870	1,331,643
1.01% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	465,818	477,791
0.60%, 03/15/2040 to 02/15/2042	4,500,791	4,525,849
Freddie Mac STRIPS, 0.51% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	1,486,624	1,490,205
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	278,996	280,650
		69,635,593
Federal Home Loan Bank (FHLB)–3.29%
0.50%, 04/14/2025	14,500,000	14,613,288
Federal Home Loan Mortgage Corp. (FHLMC)–15.65%
6.50%, 02/01/2021 to 12/01/2035	1,339,952	1,545,590
6.00%, 03/01/2021 to 07/01/2038	158,149	178,186
7.00%, 12/01/2021 to 11/01/2035	1,836,279	2,136,919
8.00%, 12/01/2021 to 02/01/2035	281,298	299,659
7.50%, 09/01/2022 to 06/01/2035	580,881	671,346
8.50%, 11/17/2022 to 08/01/2031	107,116	114,135
5.50%, 12/01/2022	1,606	1,617
3.50%, 08/01/2026 to 12/01/2049	5,856,796	6,335,230
3.00%, 05/01/2027 to 01/01/2050	18,211,365	19,443,675
7.05%, 05/20/2027	53,632	58,184
6.03%, 10/20/2030	504,125	586,868
2.50%, 09/01/2034 to 05/01/2035	20,435,811	21,541,343
5.00%, 01/01/2037 to 01/01/2040	725,459	835,702
4.50%, 01/01/2040 to 08/01/2041	4,725,770	5,318,311

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
ARM,
3.57% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	$1,885,408	$1,993,695
3.37% (1 yr. USD LIBOR + 1.88%), 07/01/2036(a)	1,670,154	1,768,201
2.80% (1 yr. USD LIBOR + 1.55%), 10/01/2036(a)	991,357	1,038,699
3.96% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	71,683	75,913
3.92% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	381,342	403,668
4.08% (1 yr. USD LIBOR + 2.01%), 01/01/2038(a)	19,723	20,833
3.21% (1 yr. USD LIBOR + 1.84%), 07/01/2038(a)	574,895	608,434
3.39% (1 yr. USD LIBOR + 1.79%), 06/01/2043(a)	656,951	689,652
2.94% (1 yr. USD LIBOR + 1.64%), 01/01/2048(a)	3,641,607	3,805,679
		69,471,539
Federal National Mortgage Association (FNMA)–21.40%
7.00%, 02/01/2021 to 04/01/2036	1,334,703	1,474,674
8.00%, 02/01/2021 to 10/01/2037	1,574,659	1,891,172
8.50%, 02/01/2021 to 08/01/2037	407,364	469,125
5.50%, 03/01/2021 to 05/01/2035	863,319	1,011,725
6.00%, 08/01/2021 to 10/01/2038	941,430	1,093,320
7.50%, 11/01/2022 to 08/01/2037	2,542,416	2,951,737
6.50%, 06/01/2023 to 11/01/2037	1,463,867	1,685,187
6.75%, 07/01/2024	95,468	106,832
4.50%, 11/01/2024 to 12/01/2048	8,243,278	9,075,009
6.95%, 10/01/2025	10,980	11,139
3.50%, 03/01/2027 to 08/01/2027	4,252,507	4,539,318
3.00%, 05/01/2027 to 03/01/2050	16,580,865	17,654,949
3.59%, 10/01/2028	4,000,000	4,701,518
3.79%, 11/01/2028	4,000,000	4,768,285
5.00%, 08/01/2033 to 12/01/2033	144,537	156,178
2.50%, 12/01/2034 to 07/01/2035	17,926,278	18,911,372
2.00%, 09/01/2035	4,993,408	5,245,706
4.00%, 09/01/2043 to 12/01/2048	13,895,777	15,457,556
Principal Amount		Value
Federal National Mortgage Association (FNMA)–(continued)
ARM,
3.57% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	$1,258,817	$1,335,621
3.19% (1 yr. U.S. Treasury Yield Curve Rate + 2.18%), 05/01/2035(a)	123,936	130,548
3.49% (1 yr. USD LIBOR + 1.72%), 03/01/2038(a)	30,338	32,003
3.62% (1 yr. USD LIBOR + 1.75%), 02/01/2042(a)	281,277	282,739
2.17% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	695,739	717,050
2.32% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	1,244,786	1,283,157
		94,985,920
Government National Mortgage Association (GNMA)–17.74%
6.50%, 01/15/2021 to 09/15/2034	1,988,228	2,221,282
7.50%, 09/15/2022 to 10/15/2035	1,248,932	1,412,592
8.00%, 01/15/2023 to 01/15/2037	721,777	821,726
7.00%, 09/15/2023 to 12/15/2036	562,300	627,583
6.00%, 01/16/2025 to 08/15/2033	396,340	440,163
5.00%, 02/15/2025	103,800	113,759
6.95%, 08/20/2025 to 08/20/2027	101,151	101,540
6.38%, 10/20/2027 to 02/20/2028	142,676	153,499
6.10%, 12/20/2033	2,777,545	3,165,410
5.71%, 08/20/2034(b)	750,260	865,971
8.50%, 10/15/2036 to 01/15/2037	121,978	128,816
5.88%, 01/20/2039(b)	2,716,973	3,178,600
0.95% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	770,118	785,130
0.86% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	1,744,572	1,763,872
4.52%, 07/20/2041(b)	506,396	569,799
3.06%, 09/20/2041(a)	1,742,738	1,789,771
0.41% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	214,759	214,742
3.50%, 10/20/2042 to 06/20/2050	11,807,979	12,592,212
0.46% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	3,950,579	3,950,091
2.50%, 07/20/2049	5,698,694	5,906,218
3.00%, 10/20/2049 to 11/20/2049	8,676,108	9,099,102
Series 2019-29, Class PE, 3.00%, 10/20/2048	4,184,193	4,417,973
Series 2019-52, Class JL, 3.00%, 11/20/2048	4,581,963	4,819,200
Series 2019-30, Class MA, 3.50%, 03/20/2049	1,005,393	1,063,196
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)– (continued)
TBA, 2.50%, 10/01/2050(c)	$13,790,000	$14,479,500
Series 2020-137, Class A, 1.50%, 04/16/2062	4,000,000	4,075,938
		78,757,685
Uniform Mortgage-Backed Securities–23.83%
TBA 2.00%, 10/01/2035 to 10/01/2050(c)	102,152,000	105,774,291
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $422,572,298)		433,238,316
U.S. Treasury Securities–15.51%
U.S. Treasury Bills–0.14%(d)(e)
0.09% - 0.11%, 02/04/2021	615,000	614,795
U.S. Treasury Bonds–1.26%
5.38%, 02/15/2031	3,800,000	5,599,359
U.S. Treasury Inflation — Indexed Bonds–1.48%
0.13%, 04/15/2021(f)	2,186,080	2,195,592
0.50%, 04/15/2024(f)	4,108,640	4,363,013
		6,558,605
U.S. Treasury Inflation — Indexed Notes–2.70%
0.63%, 04/15/2023(f)	2,711,644	2,836,506
0.13%, 04/15/2025(f)	8,625,198	9,181,821
		12,018,327
U.S. Treasury Notes–9.93%
1.50%, 09/15/2022	2,700,000	2,772,352
2.00%, 11/30/2022	2,700,000	2,808,633
2.38%, 01/31/2023	2,000,000	2,103,984
1.63%, 04/30/2023	4,000,000	4,152,344
2.75%, 05/31/2023	6,300,000	6,735,832
1.63%, 10/31/2023	625,000	653,174
2.63%, 12/31/2023	1,900,000	2,050,738
2.00%, 05/31/2024	2,500,000	2,664,844
2.25%, 11/15/2024	3,000,000	3,249,375
2.88%, 11/30/2025	2,500,000	2,830,273
1.50%, 08/15/2026	4,250,000	4,530,732
1.13%, 02/28/2027	4,759,000	4,973,899
2.38%, 05/15/2027	1,000,000	1,127,344
2.38%, 05/15/2029	2,600,000	2,991,930
1.63%, 08/15/2029	400,000	435,437
		44,080,891
Total U.S. Treasury Securities (Cost $63,910,994)		68,871,977

Asset-Backed Securities–10.30%(g)
Angel Oak Mortgage Trust, Series 2020-6, Class A2, 1.52%, 05/25/2065(b)(h)	2,431,193	2,436,410
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.94%, 09/15/2048(b)	15,677,455	515,468
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.70%, 01/25/2035(b)	329,557	341,376
Principal Amount		Value

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	$1,510,735	$1,509,227
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	1,822,532	1,843,486
COLT Mortgage Loan Trust,
Series 2020-1, Class A3, 2.90%, 02/25/2050(b)(h)	3,989,704	4,032,509
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	3,396,757	3,429,221
Commercial Mortgage Trust, Series 2015-CR24, Class B, 4.52%, 08/10/2048(b)	6,200,000	6,712,352
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55%, 02/25/2039(b)	3,653,864	3,794,208
Galton Funding Mortgage Trust, Series 2018-2, Series A41, 4.50%, 10/25/2058(b)(h)	1,536,816	1,575,668
GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(h)(i)	3,891,145	3,953,296
New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 0.90% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(h)	2,559,187	2,559,876
Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(b)(h)	4,429,611	4,476,230
Towd Point Mortgage Trust, Series 2015-1, Class AES, 3.00%, 10/25/2053(b)(h)	62,617	62,579
Verus Securitization Trust, Series 2018-3, Class A-2, 4.18%, 10/25/2058(b)(h)	2,215,173	2,228,223
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, 4.24%, 05/15/2048(b)	5,900,000	6,230,730
Total Asset-Backed Securities (Cost $44,635,853)		45,700,859
U.S. Dollar Denominated Bonds & Notes–1.38%
Other Diversified Financial Services–0.36%
Private Export Funding Corp., Series BB, 4.30%, 12/15/2021	1,540,000	1,615,451
Sovereign Debt–1.02%
Israel Government AID Bond, 5.13%, 11/01/2024	3,800,000	4,502,384
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,347,402)		6,117,835

Agency Credit Risk Transfer Notes–0.55%
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M2, 4.15% (1 mo. USD LIBOR + 4.00%), 05/25/2025 (Cost $2,235,466)(a)	2,388,337	2,426,509
U.S. Government Sponsored Agency Securities–0.46%
Tennessee Valley Authority (TVA)–0.46%
Tennessee Valley Authority, 1.88%, 08/15/2022 (Cost $1,992,202)	2,000,000	2,061,368
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–1.12%
Invesco Government & Agency Portfolio,Institutional Class, 0.02% (Cost $4,990,834)(j)(k)	4,990,834	$4,990,834
TOTAL INVESTMENTS IN SECURITIES–126.91% (Cost $545,685,049)		563,407,698
OTHER ASSETS LESS LIABILITIES—(26.91)%		(119,466,271)
NET ASSETS–100.00%		$443,941,427
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2020.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount of security and interest payments are adjusted for inflation.
(g)	Non-U.S. government sponsored securities.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $28,106,725, which represented 6.33% of the Fund’s Net Assets.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,520,491	$171,665,089	$(175,194,746)	$-	$-	$4,990,834	$29,142

(k)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	367	December-2020	$81,092,664	$27,966	$27,966
U.S. Treasury 5 Year Notes	404	December-2020	50,916,625	49,690	49,690
U.S. Treasury 10 Year Notes	234	December-2020	32,650,313	129,137	129,137
U.S. Treasury 10 Year Ultra Notes	15	December-2020	2,398,828	(635)	(635)
Subtotal—Long Futures Contracts				206,158	206,158
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Ultra Bonds	85	December-2020	(18,854,063)	(128,313)	(128,313)
Total Futures Contracts				$77,845	$77,845
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$433,238,316	$—	$433,238,316
U.S. Treasury Securities	—	68,871,977	—	68,871,977
Asset-Backed Securities	—	45,700,859	—	45,700,859
U.S. Dollar Denominated Bonds & Notes	—	6,117,835	—	6,117,835
Agency Credit Risk Transfer Notes	—	2,426,509	—	2,426,509
U.S. Government Sponsored Agency Securities	—	2,061,368	—	2,061,368
Money Market Funds	4,990,834	—	—	4,990,834
Total Investments in Securities	4,990,834	558,416,864	—	563,407,698
Other Investments - Assets*
Futures Contracts	206,793	—	—	206,793
Other Investments - Liabilities*
Futures Contracts	(128,948)	—	—	(128,948)
Total Other Investments	77,845	—	—	77,845
Total Investments	$5,068,679	$558,416,864	$—	$563,485,543

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Government Securities Fund